FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Changes in Fair Value Measurement of Assets (Details) - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unlisted Equity Instruments and Debt Instrument [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	$ 37,775	$ 60,959
Additions	2,524	1,400
Disposals	0	(31,111)
Net fair value changes recognized in profit or loss	1,440	2,238
Ending balance	41,739	33,486
Derivative Liabilities [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance	0	0
Additions	11,106	0
Disposals	0	0
Net fair value changes recognized in profit or loss	14,230	0
Ending balance	$ 25,336	$ 0